Papernuts Reverse Merger (Tables)	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Summary of reverse acquisition transaction
Deemed issuance of 49,714,642 post-Transaction common shares to the former shareholders of Papernuts Canada	$124,287

Cash and funds held in trust	$74,967
Accounts payable and accrued liabilities	(17,974)
Due to related parties	(61)
Loans payable	(148,035)
Listing costs reallocated to additional paid-in capital	215,390
Value attributed to Papernuts shares issued	$124,287